OPERATING LEASES	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
In the six months ended June 30, 2021, the Company redelivered two VLCCs to an unrelated third party at the end of the charter-in agreement that were previously classified as operating leases. The Company has allocated the consideration due under the leases between the lease and non-lease components based upon the estimated standalone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the six months ended June 30, 2021, the Company has recorded the non-lease component of $1.7 million ($3.3 million in the six months ended June 30, 2020) within ship operating expenses and has recognized the lease component of $2.6 million ($4.5 million in the six months ended June 30, 2020) within charter hire expense within the Condensed Consolidated Statement of Operations.

Furthermore, the Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indices. Such variable payments were estimated on the date of adoption of ASC 842 based on the index at that time and included in the minimum lease payments. In the six months ended June 30, 2021, lease expense of $0.9 million ($1.2 million in the six months ended June 30, 2020) was recorded in Administrative expenses in the Condensed Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	1,260
Year 2	1,156
Year 3	1,094
Year 4	1,123
Year 5	568
Thereafter	—
Total minimum lease payments	5,201
Less: Imputed interest	(366)
Present value of operating lease liabilities	4,835

The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Total expense for operating leases was $3.5 million in the six months ended June 30, 2021 (2020: $5.8 million). Total cash paid in respect of operating leases was $3.5 million in the six months ended June 30, 2021 (2020: $5.7 million). The weighted average discount in relation to the operating leases was 3.3% for the six months ended June 30, 2021 (2020: 3.8%) and the weighted average lease term was four years (2020: three years) for the six months ended June 30, 2021.

Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters of December 31, 2020, the terms of which all ended in the six months ended June 30, 2021. In addition, Frontline has chartered-out five vessels to Trafigura, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. The minimum future revenues to be received under our fixed rate contracts as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	26,128
Year 2	28,968
Year 3	—
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	55,096

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2021 were $328.0 million and $15.1 million, respectively, and as of December 31, 2020 were $509.5 million and $49.4 million, respectively.

Contingent rental income
In the six months ended June 30, 2021, the Company recognized profit share income of nil in relation to the five time charters to Trafigura (2020: $6.3 million).

OPERATING LEASES	OPERATING LEASES
In the six months ended June 30, 2021, the Company redelivered two VLCCs to an unrelated third party at the end of the charter-in agreement that were previously classified as operating leases. The Company has allocated the consideration due under the leases between the lease and non-lease components based upon the estimated standalone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the six months ended June 30, 2021, the Company has recorded the non-lease component of $1.7 million ($3.3 million in the six months ended June 30, 2020) within ship operating expenses and has recognized the lease component of $2.6 million ($4.5 million in the six months ended June 30, 2020) within charter hire expense within the Condensed Consolidated Statement of Operations.

Furthermore, the Company is committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indices. Such variable payments were estimated on the date of adoption of ASC 842 based on the index at that time and included in the minimum lease payments. In the six months ended June 30, 2021, lease expense of $0.9 million ($1.2 million in the six months ended June 30, 2020) was recorded in Administrative expenses in the Condensed Consolidated Statement of Operations.

Rental expense
The future minimum rental payments under the Company's non-cancellable operating leases as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	1,260
Year 2	1,156
Year 3	1,094
Year 4	1,123
Year 5	568
Thereafter	—
Total minimum lease payments	5,201
Less: Imputed interest	(366)
Present value of operating lease liabilities	4,835

The future minimum rental payments under the Company's non-cancellable operating leases as of December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Total expense for operating leases was $3.5 million in the six months ended June 30, 2021 (2020: $5.8 million). Total cash paid in respect of operating leases was $3.5 million in the six months ended June 30, 2021 (2020: $5.7 million). The weighted average discount in relation to the operating leases was 3.3% for the six months ended June 30, 2021 (2020: 3.8%) and the weighted average lease term was four years (2020: three years) for the six months ended June 30, 2021.

Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters of December 31, 2020, the terms of which all ended in the six months ended June 30, 2021. In addition, Frontline has chartered-out five vessels to Trafigura, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. The minimum future revenues to be received under our fixed rate contracts as of June 30, 2021 are as follows:

(in thousands of $)
Year 1	26,128
Year 2	28,968
Year 3	—
Year 4	—
Year 5	—
Thereafter	—
Total minimum lease payments	55,096

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties as of June 30, 2021 were $328.0 million and $15.1 million, respectively, and as of December 31, 2020 were $509.5 million and $49.4 million, respectively.

Contingent rental income
In the six months ended June 30, 2021, the Company recognized profit share income of nil in relation to the five time charters to Trafigura (2020: $6.3 million).